UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended:   June 30, 2005

Check here if Amendment [_]   Amendment Number:
This Amendment:         [_]   is a restatement.
                        [_]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:               COMPASS GROUP LLC

Address             126 E. 56TH ST. 19TH FL.
                    NEW YORK, NY 10022

13F File Number:    28-11282

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     ANIL L.CRASTO
Title:    CHIEF OPERATING OFFICER
Phone:    212-355-7525

Signature, Place, and Date of Signing:

/s/ ANIL L. CRASTO NEW YORK, NY APRIL 13, 2005

Report Type:

[X]   13F HOLDINGS REPORT.
[_]   13F NOTICE.
[_]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $923 (000's)


List of Other Included Managers:

No.     13F File Number         Name
             None

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FORM 13 F INFORMATION TABLE

			 VALUE 	SHARES/	SH/	PUT/	INVESTMT 	OTHER 		VOTING AUTHORITY
NAME OF ISSUER	TITTLE OF CLASS	CUSIP	 (X$1000) 	PRN AMT 	PRN	CALL	DSCRETN	MANAGERS		SOLE	SHARED	NONE


BRASKEM SA	SP ADR PFD A	105532105	923	55000	 SH 		SOLE			55000	0	0



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